Fresh Start Reporting - Membership Interest Impact of Plan of Reorganization (Detail) - Reorganization Adjustments [Member] $ in Millions	Oct. 03, 2016 USD ($)
Gain on extinguishment of LSTC	$ 24,344
Elimination of accumulated other comprehensive income	(22)
Change in Control payments	(23)
Professional fees	(33)
Other items	(14)
Pretax gain on reorganization adjustments (Note 4)	24,252
Deferred tax impact of the Plan of Reorganization and spin-off	576
Total impact to membership interests	$ 24,828